Capital Structure, Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands																						1 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 10, 2021	May 19, 2021	May 14, 2021	May 12, 2021	May 06, 2021	Apr. 26, 2021	Mar. 24, 2021	Feb. 19, 2021	Jan. 08, 2021	Sep. 01, 2020	Aug. 20, 2020	Jun. 08, 2020	Jun. 05, 2020	May 26, 2020	May 20, 2020	May 07, 2020	May 04, 2020	Apr. 22, 2020	Apr. 14, 2020	Apr. 02, 2020	May 13, 2019	Dec. 31, 2021	Oct. 31, 2020	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 13, 2019
Warrants [Abstract]
Number of securities called by warrants (in shares)											35,714,286					2,709,375	2,684,375	3,171,875	3,125,000	2,536,468
Warrant exercise price (in dollars per share)						$ 0.70			$ 0.70											$ 2.72		$ 5.00				$ 5.00
Gross proceeds								$ 75,055		$ 1,782	$ 25,000					$ 5,202	$ 5,154	$ 6,090	$ 6,750	$ 6,899			$ 20	$ 73,750	$ 4,100
Shares issued (in shares)		7,986,913					955,730	44,150,000		2,582,142						2,709,375	2,684,375	3,171,875	3,125,000				2,000,000		2,263,421			1,129,226
Shares to be issued upon exercise of remaining warrants (in shares)																						9,445,010				9,445,010
Number of units included in public offering (in shares)											35,714,286									2,536,468
Number of securities called by each warrant (in shares)						1			1																1		1
Number of units issued (in shares)					4,285,714	4,285,714			7,986,913
Sales price (in dollars per share)						$ 0.70		$ 1.70	$ 0.70							$ 1.92	$ 1.92	$ 1.92	$ 2.16		$ 3.40				$ 0.70		$ 0.70
Repayment of subordinated long-term debt by issuance of shares																										$ 3,000	$ 0	$ 0
Repurchase of warrants																										$ 1,023	$ 0	$ 0
Class B Warrant [Member]
Warrants [Abstract]
Warrants issued (in shares)																					415,845
Warrant exercise price (in dollars per share)																					$ 59.84								$ 16.00
Shares to be issued upon exercise of remaining warrants (in shares)																						415,845				415,845
Warrants exercised (in shares)																												0
Number of securities included in each unit (in shares)																					1
Term of warrant																						3 years				3 years
Class C Warrants [Member]
Warrants [Abstract]
Warrants issued (in shares)																					415,845
Warrant exercise price (in dollars per share)																					$ 59.84
Warrants exercised (in shares)																												6,594,029
Number of securities included in each unit (in shares)																					1
Term of warrant																						6 months				6 months
Class D Warrant [Member]
Warrants [Abstract]
Number of securities called by warrants (in shares)												614,046
Warrant exercise price (in dollars per share)												$ 1.60						$ 1.92		$ 2.72		$ 1.60			$ 1.60	$ 1.60	$ 1.60
Gross proceeds												$ 982
Warrants outstanding (in shares)																						4,368,750			4,368,750	4,368,750	4,368,750
Number of securities included in units offered (in shares)																				40,583,500					40,583,500		40,583,500
Shares to be issued upon exercise of remaining warrants (in shares)																						273,046			273,046	273,046	273,046
Class E Warrant [Member]
Warrants [Abstract]
Warrants issued (in shares)											5,182,142
Warrant exercise price (in dollars per share)											$ 0.70
Number of securities included in units offered (in shares)											35,714,286
Shares issued (in shares)																										32,263,715
Shares to be issued upon exercise of remaining warrants (in shares)																						8,632,713				8,632,713
Proceeds from exercise of warrants																										$ 22,585
JDH Warrants [Member]
Warrants [Abstract]
Warrants issued (in shares)					4,285,714				7,986,913
Number of securities called by warrants (in shares)				7,986,913
Warrant exercise price (in dollars per share)				$ 0.70		$ 0.70																			$ 0.70		$ 0.70
Warrants exercised (in shares)				7,986,913
Proceeds from exercise of warrants			$ 5,591
Warrants to be issued (in shares)																									7,986,913		7,986,913
Repurchase of warrants (in shares)	4,285,714
Repurchase of warrants	$ 1,023
Pre-Funded Warrants [Member]
Warrants [Abstract]
Warrant exercise price (in dollars per share)																									$ 0.0001		$ 0.0001
Warrants to be issued (in shares)																									955,730		955,730
Number of securities included in each unit (in shares)						1
Pre-Funded Warrant [Member]
Warrants [Abstract]
Number of securities included in each unit (in shares)						1			1
Warrant [Member]
Warrants [Abstract]
Number of securities included in each unit (in shares)						1			1
Representative Warrants [Member]
Warrants [Abstract]
Number of securities called by warrants (in shares)																					13,125
Warrant exercise price (in dollars per share)																					$ 68.00								$ 16.00
Shares to be issued upon exercise of remaining warrants (in shares)																						123,406				123,406
Warrants exercised (in shares)																												0
Class A Warrant [Member]
Warrants [Abstract]
Warrants expired (in shares)																						47,916
Common Stock [Member]
Warrants [Abstract]
Number of securities included in units offered (in shares)											35,714,286									1
Shares issued (in shares)																										92,387,541	66,477,489
Number of securities included in each unit (in shares)						1			1		35,714,286										1
Over-Allotment Option [Member]
Warrants [Abstract]
Number of units included in public offering (in shares)																				330,843
Over-Allotment Option [Member] | Class B Warrant [Member]
Warrants [Abstract]
Warrants issued (in shares)																					630,000
Number of securities called by warrants (in shares)																					39,375
Over-Allotment Option [Member] | Class C Warrants [Member]
Warrants [Abstract]
Warrants issued (in shares)																					630,000
Number of securities called by warrants (in shares)																					39,375
Over-Allotment Option [Member] | Class D Warrant [Member]
Warrants [Abstract]
Warrants issued (in shares)																				1,764,500
Number of securities called by warrants (in shares)																				110,281
Warrant exercise price (in dollars per share)																				$ 3.40
Over-Allotment Option [Member] | Class E Warrant [Member]
Warrants [Abstract]
Warrants issued (in shares)											5,182,142
Warrant exercise price (in dollars per share)											$ 0.01
Warrants exercised (in shares)																											0
Private Placement [Member]
Warrants [Abstract]
Number of securities called by warrants (in shares)												3,672,750	556,250	4,953,813	2,507,812
Warrant exercise price (in dollars per share)												$ 1.60	$ 1.92	$ 1.28	$ 1.44
Original exercise price of warrants issued (in dollars per share)												$ 1.92			$ 1.92
Gross proceeds												$ 5,877	$ 1,068	$ 6,341	$ 3,611
Warrants outstanding (in shares)												0
Private Placement [Member] | Minimum [Member]
Warrants [Abstract]
Original exercise price of warrants issued (in dollars per share)														$ 1.92
Private Placement [Member] | Maximum [Member]
Warrants [Abstract]
Original exercise price of warrants issued (in dollars per share)														$ 2.16
Public Offering and Jelco Private Placement [Member]
Warrants [Abstract]
Number of units issued (in shares)																					376,470
Second JDH Loan [Member]
Warrants [Abstract]
Repayment of subordinated long-term debt by issuance of shares					$ 3,000	$ 3,000